Long-Term Incentive Plan (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) $ / shares shares	Dec. 31, 2021 BRL (R$) $ / shares shares
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 8,965,119	R$ 17,532,884
Grant Price | $ / shares		R$ 8.10
Balance at the beginning of the year	112,552	316,834
Granted during the year
Exercised during the year	(112,552)	(204,282)
Expired during the year
Overdue during the year
Balance at the end of the year		112,552
Ranges Of Exercise Prices For Outstanding Share Options 1 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 3,922,204	R$ 3,922,204
Expiry date	Nov 2022	Nov 2022
Grant Price | $ / shares	R$ 8.10	R$ 8.10
Balance at the beginning of the year	112,552	295,063
Granted during the year
Exercised during the year	(112,552)	(182,511)
Expired during the year
Overdue during the year
Balance at the end of the year		112,552
Ranges Of Exercise Prices For Outstanding Share Options 2 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 3,355,229	R$ 3,355,229
Expiry date	Oct 2021	Oct 2021
Grant Price | $ / shares	R$ 8.45	R$ 8.45
Balance at the beginning of the year		21,771
Granted during the year
Exercised during the year		(21,771)
Expired during the year
Overdue during the year
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options 3 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 1,687,686	R$ 1,687,686
Expiry date	Sep 2020	Sep 2020
Grant Price | $ / shares	R$ 13.42	R$ 13.42
Balance at the beginning of the year
Granted during the year
Exercised during the year
Expired during the year
Overdue during the year
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options 4 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$		R$ 3,072,418
Expiry date		July 2019
Grant Price | $ / shares		R$ 8.13
Balance at the beginning of the year
Granted during the year
Exercised during the year
Expired during the year
Overdue during the year
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options 5 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$		R$ 2,661,752
Expiry date		Sep 2018
Grant Price | $ / shares		R$ 8.96
Balance at the beginning of the year
Granted during the year
Exercised during the year
Expired during the year
Overdue during the year
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options 6 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$		R$ 2,833,595
Expiry date		Aug 2017
Grant Price | $ / shares		R$ 8.84
Balance at the beginning of the year
Granted during the year
Exercised during the year
Expired during the year
Overdue during the year
Balance at the end of the year
Ranges Of Exercise Prices For Outstanding Share Options Zero 0 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 1,227,712	R$ 3,431,610
Expiry date	Apr 2025	May 2024
Grant Price | $ / shares	R$ 13.23	R$ 12.95
Granted during the year	1,227,712	3,431,610
Date of grant of share-based payment arrangement	2021-2023 Plan 2022 Grant(s)	2021-2023 Plan 2021 Grant(s)
[custom:StockProgramPerformanceSharesAndRestrictedShares-1]
[custom:TransferredDuringYearVolumeVested]
[custom:TransferredDuringYearPerformanceChange]
[custom:TransferredDuringYearAdditionalDividends]
[custom:PaidInCashVolumeVested]
[custom:PaidInCashPerformanceChange]
[custom:PaidInCashAdditionalDividends]
[custom:CanceledDuringYear]	(44,565)	(311,876)
[custom:StockProgramPerformanceSharesAndRestrictedShares-2]	1,183,147
[custom:StockProgramPerformanceShareAndRestrictedShares-1]	3,119,734
Balance at the beginning of the year		3,119,734
Ranges Of Exercise Prices For Outstanding Share Options One 1 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 3,431,610	R$ 796,054
Expiry date	May 2024	Apr 2023
Grant Price | $ / shares	R$ 12.95	R$ 14.40
Granted during the year
Date of grant of share-based payment arrangement	2021-2023 Plan 2021 Grant(s)	2018-2020 Plan 2020 Grant(s)
[custom:StockProgramPerformanceSharesAndRestrictedShares-1]	3,119,734
[custom:TransferredDuringYearVolumeVested]	(1,043,059)	(206,578)
[custom:TransferredDuringYearPerformanceChange]	(87,605)	(51,634)
[custom:TransferredDuringYearAdditionalDividends]	(43,880)	(8,933)
[custom:PaidInCashVolumeVested]	(2,883)
[custom:PaidInCashPerformanceChange]	(473)
[custom:PaidInCashAdditionalDividends]	(130)
[custom:CanceledDuringYear]	(49,639)	(70,378)
[custom:StockProgramPerformanceSharesAndRestrictedShares-2]	2,024,153	3,119,734
[custom:StockProgramPerformanceShareAndRestrictedShares-1]	519,098	796,054
Balance at the beginning of the year		519,098
Ranges Of Exercise Prices For Outstanding Share Options Two 2 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 796,054	R$ 930,662
Expiry date	Apr 2023	July 2022
Grant Price | $ / shares	R$ 14.40	R$ 11.28
Granted during the year
Date of grant of share-based payment arrangement	2018-2020 Plan 2020 Grant(s)	2018-2020 Plan 2019 Grant(s)
[custom:StockProgramPerformanceSharesAndRestrictedShares-1]	519,098
[custom:TransferredDuringYearVolumeVested]	(252,024)	(207,859)
[custom:TransferredDuringYearPerformanceChange]	(63,029)	(78,111)
[custom:TransferredDuringYearAdditionalDividends]	(22,884)	(23,252)
[custom:PaidInCashVolumeVested]	(2,593)
[custom:PaidInCashPerformanceChange]	(649)
[custom:PaidInCashAdditionalDividends]	(236)
[custom:CanceledDuringYear]	(3,641)	(53,006)
[custom:StockProgramPerformanceSharesAndRestrictedShares-2]	260,840	519,098
[custom:StockProgramPerformanceShareAndRestrictedShares-1]	427,030	687,895
Balance at the beginning of the year		427,030
Ranges Of Exercise Prices For Outstanding Share Options Three 3 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 930,662	R$ 849,932
Expiry date	July 2022	Apr 2021
Grant Price | $ / shares	R$ 11.28	R$ 14.41
Granted during the year
Date of grant of share-based payment arrangement	2018-2020 Plan 2019 Grant(s)	2018-2020 Plan 2018 Grant*
[custom:StockProgramPerformanceSharesAndRestrictedShares-1]	427,030
[custom:TransferredDuringYearVolumeVested]	(419,188)	(187,039)
[custom:TransferredDuringYearPerformanceChange]	(137,064)	(42,854)
[custom:TransferredDuringYearAdditionalDividends]	(62,243)	(22,250)
[custom:PaidInCashVolumeVested]	(7,842)	(9,101)
[custom:PaidInCashPerformanceChange]	(2,537)	(2,305)
[custom:PaidInCashAdditionalDividends]	(1,195)	(1,094)
[custom:CanceledDuringYear]		(3,454)
[custom:StockProgramPerformanceSharesAndRestrictedShares-2]		427,030
[custom:StockProgramPerformanceShareAndRestrictedShares-1]		199,594
Balance at the beginning of the year
Ranges Of Exercise Prices For Outstanding Share Options Four 4 [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 849,932
Expiry date	Apr 2021
Grant Price | $ / shares	R$ 14.41
Granted during the year
Date of grant of share-based payment arrangement	2018-2020 Plan 2018 Grant(s)
[custom:StockProgramPerformanceSharesAndRestrictedShares-1]
[custom:TransferredDuringYearVolumeVested]
[custom:TransferredDuringYearPerformanceChange]
[custom:TransferredDuringYearAdditionalDividends]
[custom:PaidInCashVolumeVested]
[custom:PaidInCashPerformanceChange]
[custom:PaidInCashAdditionalDividends]
[custom:CanceledDuringYear]
[custom:StockProgramPerformanceSharesAndRestrictedShares-2]
Performance Shares And Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Share options granted | R$	R$ 7,235,970	R$ 6,008,258
Grant Price | $ / shares	R$ 13.15	R$ 12.96
Granted during the year	1,227,712	3,431,610
[custom:StockProgramPerformanceSharesAndRestrictedShares-1]	4,065,862
[custom:TransferredDuringYearVolumeVested]	(1,714,271)	(601,476)
[custom:TransferredDuringYearPerformanceChange]	(287,698)	(172,599)
[custom:TransferredDuringYearAdditionalDividends]	(129,007)	(54,435)
[custom:PaidInCashVolumeVested]	(13,318)	(9,101)
[custom:PaidInCashPerformanceChange]	(3,659)	(2,305)
[custom:PaidInCashAdditionalDividends]	(1,561)	(1,094)
[custom:CanceledDuringYear]	(97,845)	(438,714)
[custom:StockProgramPerformanceSharesAndRestrictedShares-2]	3,468,140	4,065,862
[custom:StockProgramPerformanceShareAndRestrictedShares-1]	4,065,862	1,683,543
Balance at the beginning of the year		4,065,862